Premises and Equipment - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Abstract]
Depreciation and amortization expense			$ 686,000	$ 750,000	$ 625,000
Total rental expense, recognized on straight-line basis	$ 437,000	$ 381,000	$ 1,500,000	$ 1,600,000	$ 1,200,000
Operating lease expiration date			2018-05